Future Minimum Lease Payments for Non-Cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Commitments and Contingencies Disclosure [Abstract]
Year 2015	$ 325	2,014
Year 2016	155	959
Year 2017 and thereafter	0	0
Total	$ 480	2,973